Consolidated statements of cash flows kr in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)		Dec. 31, 2016 DKK (kr)
Consolidated statements of cash flows
Net result for the year		kr 581,282	kr (275,258)	[1]	kr (157,296)	[1]
Adjustments for non-cash items		101,926	25,379	[1]	57,685	[1]
Change in working capital		12,785	(11,304)	[1]	156,838	[1]
Financial income received		5,283	2,048	[1]	592	[1]
Financial expenses paid		(16,705)	(25,111)	[1]	(22,790)	[1]
Sale of future royalties and milestones		(1,105,471)	0	[1]	0	[1]
Income tax receipt		5,500	5,500	[1]	5,875	[1]
Income tax paid		(45,000)	0	[1]	0	[1]
Cash (outflow)/inflow from operating activities		(460,400)	(278,746)	[1]	40,904	[1]
Transfer to restricted cash related to the royalty bond		0	(60,675)	[1]	(305,120)	[1]
Transfer from restricted cash related to the royalty bond		6,124	365,795	[1]	0	[1]
Transfer from restricted cash for royalty bond interest payments		0	7,725	[1]	7,786	[1]
Sale of future royalties and milestones		1,275,802	0	[1]	0	[1]
Royalty expenses regarding sale of future royalties and milestones		(170,331)	0	[1]	0	[1]
Change in deposit		(33)	(39)	[1]	(24)	[1]
Purchase of other investments		0	(9,312)	[1]	0	[1]
Purchase of securities		(299,849)	(75,037)	[1]	0	[1]
Sale of securities		74,230	0	[1]	0	[1]
Purchase of property, plant and equipment		(4,038)	(7,226)	[1]	(2,600)	[1]
Sale of fixed assets		0	120	[1]	0	[1]
Cash (outflow)/inflow from investing activities		881,905	221,351	[1]	(299,958)	[1]
Proceeds from issuance of shares related to exercise of warrants		2,862	6,790	[1]	21,935	[1]
Proceeds from initial public offering		0	567,076	[1]	0	[1]
Costs related to initial public offering		0	(59,576)	[1]	0	[1]
Proceeds from private placement of new shares		0	0	[1]	143,072	[1]
Costs related to private placement of new shares		0	0	[1]	(7,861)	[1]
Repayment of royalty bond		(158,311)	(176,360)	[1]	0	[1]
Cash (outflow)/inflow from financing activities		(155,449)	337,930	[1]	157,146	[1]
Increase/(Decrease) in cash and cash equivalents		266,056	280,535	[1]	(101,908)	[1]
Cash and cash equivalents at the beginning of the year	[1]	588,718	323,330		418,796
Exchange rate adjustments		5,861	(15,147)	[1]	6,442	[1]
Cash and cash equivalents at the end of the year		kr 860,635	kr 588,718	[1]	kr 323,330	[1]

[1]	See note 1 to the consolidated financial statements.